SCOPE OF CONSOLIDATION (Tables)	12 Months Ended
Dec. 31, 2024
Basis Of Consolidation [Abstract]
Schedule of Subsidiaries	2.2.1 List of subsidiaries
The table below provides a list of the Company’s principal operating subsidiaries at December 31, 2024. Unless otherwise stated, the subsidiaries listed below have share capital consisting solely of ordinary shares or voting interests in the case of partnerships, which are held directly or indirectly by the Company and the proportion of ownership interests held equals to the voting rights held by the
Company. The country of incorporation corresponds to their principal place of operations.

Name of Subsidiary	Country	% of Ownership
North America
ArcelorMittal Dofasco G.P.	Canada	100.00%
ArcelorMittal México S.A. de C.V.	Mexico	100.00%
ArcelorMittal Long Products Canada G.P.	Canada	100.00%
ArcelorMittal Texas HBI LLC	USA	80.00%
Brazil and neighboring countries ("Brazil")
ArcelorMittal Brasil S.A.	Brazil	97.08%
Acindar Industria Argentina de Aceros S.A. ("Acindar")	Argentina	100.00%
ArcelorMittal Pecém	Brazil	100.00%
Europe
ArcelorMittal France S.A.S.	France	100.00%
ArcelorMittal Belgium N.V.	Belgium	100.00%
ArcelorMittal España S.A.	Spain	99.85%
ArcelorMittal Flat Carbon Europe S.A.	Luxembourg	100.00%
ArcelorMittal Poland S.A.	Poland	100.00%
ArcelorMittal Eisenhüttenstadt GmbH	Germany	100.00%
ArcelorMittal Bremen GmbH	Germany	100.00%
ArcelorMittal Méditerranée S.A.S.	France	100.00%
ArcelorMittal Belval & Differdange S.A.	Luxembourg	100.00%
ArcelorMittal Hamburg GmbH	Germany	100.00%
ArcelorMittal Duisburg GmbH	Germany	100.00%
Sustainable Solutions
ArcelorMittal International Luxembourg S.A.	Luxembourg	100.00%
AM Green Energy Private Limited [1]	India	74.00%
Mining
ArcelorMittal Mining Canada G.P. and ArcelorMittal Infrastructure Canada G.P. ("AMMC")	Canada	85.00%
ArcelorMittal Liberia Ltd [2] ("AML")	Liberia	85.00%
Others
ArcelorMittal South Africa Ltd.[3] ("AMSA")	South Africa	69.22%
PJSC ArcelorMittal Kryvyi Rih ("AMKR")	Ukraine	95.13%
1.Rights to variable returns are 100%.
2.ArcelorMittal Liberia Ltd is incorporated in Cyprus.
3.Voting rights are 53.05%.
The tables below provide a list of the subsidiaries which include significant non-controlling interests at December 31, 2024 and 2023 and for the years ended December 31, 2024, 2023 and 2022.

Name of Subsidiary	Country of incorporation and operation	% of non- controlling interests and non- controlling voting rights at December 31, 2024	% of non- controlling interests and non- controlling voting rights at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2024	Non- controlling interests at December 31, 2024	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2023	Non- controlling interests at December 31, 2023	Net income (loss) attributable to non- controlling interests for the year ended December 31, 2022
AMSA	South Africa	30.78%	30.78%	(98)	19	(67)	115	55
Société Nationale de Sidérurgie S.A. ("Sonasid")[1]	Morocco	67.57%	67.57%	8	111	3	115	5
AMKR	Ukraine	4.87%	4.87%	(11)	41	(15)	55	(68)
Belgo Bekaert Arames ("BBA")	Brazil	45.00%	45.00%	56	186	55	225	60
Hera Ermac[2]	Luxembourg	—	—	—	532	—	532	—
AMMC	Canada	15.00%	15.00%	109	543	149	561	183
Finocas[5]	Belgium	50.00%	50.00%	2	297	1	135	—
Arceo	Belgium	62.86%	62.86%	5	143	3	150	1
AML[3]	Liberia	15.00%	15.00%	(18)	(156)	(11)	(169)	—
ArcelorMittal Texas HBI[4]	USA	20.00%	20.00%	(17)	199	(8)	216	(9)
Other				5	148	(7)	172	9
Total				41	2,063	103	2,107	236
1.Sonasid - ArcelorMittal holds a controlling stake of 50% in Nouvelles Sidérurgies Industrielles ("NSI"). ArcelorMittal controls NSI on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. NSI holds a 64.86% stake in Sonasid. The total non-controlling interests in Sonasid of 67.57% are the result of ArcelorMittal’s indirect ownership percentage in Sonasid of 32.43% through its controlling stake in NSI.
2.Hera Ermac - The non-controlling interests correspond to the equity component net of transaction fees of the mandatory convertible bonds maturing on January 30, 2026
(see note 11.2).
3.AML is incorporated in Cyprus. On December 17, 2024, December 21, 2023 and December 20, 2022, ArcelorMittal fully settled 200, 100 and 300 capital increases, respectively, in ArcelorMittal Liberia Ltd including 30, 15 and 45, respectively, on behalf of non-controlling interests.
4.On June 30, 2022, ArcelorMittal acquired a 80% controlling stake in ArcelorMittal Texas HBI (see note 2.2.4).
5.ArcelorMittal holds a 50% controlling interest in Finocas NV ("FInocas"). ArcelorMittal controls Finocas on the basis of a shareholders’ agreement which includes deadlock arrangements in favor of the Company. As from January 1, 2051, the Flemish Region has the right to acquire the 50% interest held in Finocas by the Company at a price equivalent to the fair market value of the shares on that date as determined by an independent expert if a capital decrease requested by any of the shareholders is not approved by the general meeting of shareholders.

Schedule of Business Combinations	The table below summarizes the final acquisition-date fair value of the assets acquired and liabilities assumed in 2024, 2023 and 2022:

	2024	2023		2022
	Italpannelli	ArcelorMittal Pecém	Sustainable Solutions acquisitions	JLM	ASL	CSM	ArcelorMittal Texas HBI	ALBA
Current assets	75	3,123	25	10	11	68	283	34
Property, plant and equipment	54	1,824	75	10	14	16	949	53
Intangible assets	58	100	32	24	16	—	11	30
Other non-current assets	—	138	8	—	1	1	—	—
Total assets	187	5,185	140	44	42	85	1,243	117
Deferred tax liabilities	(19)	—	(14)	(8)	(6)	—	(30)	(13)
Other liabilities	(52)	(3,156)	(46)	(13)	(10)	(51)	(82)	(70)
Total liabilities	(71)	(3,156)	(60)	(21)	(16)	(51)	(112)	(83)
Net assets acquired	116	2,029	80	23	26	34	1,131	34
Consideration paid net of cash acquired	201	2,193	152	43	39	7	805	45
Deferred consideration	—	—	—	—	—	—	—	11
Non-controlling interests	—	—	—	—	—	4	229	—
Debt assumed	—	—	(15)	—	—	—	—	—
Fair value of previously held interests at acquisition date	—	—	—	—	—	20	—	—
Goodwill/(bargain purchase gain)	85	164	57	20	13	(3)	(97)	22

Schedule of Significant Divestments	The table below summarizes the significant divestments
completed in 2023 (there were no divestments in 2024 and
2022):

2023
ArcelorMittal Temirtau
Cash and cash equivalents	24
Other current assets	645
Intangible assets	—
Property, plant and equipment	972
Other assets	9
Total assets	1,650
Current liabilities	882
Other long-term liabilities	490
Total liabilities	1,372
Total net assets	278
% of net assets sold	100%
Total net assets disposed of	278
ArcelorMittal retained interest 62%	—
Goodwill allocation	(194)
Consideration	278
Reclassification of foreign exchange and other	(1,469)
Gain (loss) on disposal/derecognition	(1,663)

Investments Accounted for Under the Equity Method	The carrying amounts of the Company’s investments accounted
for under the equity method were as follows:

	December 31,
Category	2024	2023
Joint ventures	6,184	5,611
Associates	3,895	3,109
Individually immaterial joint ventures and associates[1]	1,341	1,358
Total	11,420	10,078
1.Individually immaterial joint ventures and associates represent in aggregate less than 20% of the total carrying amount of investments in joint ventures and associates at December 31, 2024 and 2023, and none of them have a carrying value exceeding 150 at December 31, 2024 and 2023.
Joint Ventures	The following tables summarize the latest available financial information and reconcile it to the carrying value of each of the Company’s material joint ventures, as well as the income statement of the Company’s material joint ventures:

	December 31, 2024
Joint Ventures	AMNS India	Calvert	NEMM	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Financial statements reporting date	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024	December 31, 2024
Place of incorporation and operation [1]	India	United States	China	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Production and sale of electrical steel[7]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2024	60.00%	50.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,758	2,364	688	962	143	534	905	80	9,434
of which cash, cash equivalents and restricted cash	1,279	603	240	152	27	36	145	13	2,495
Non-current assets	12,004	2,634	444	778	277	297	1,079	460	17,973
Current liabilities	2,219	1,171	—	650	193	358	528	—	5,119
of which trade and other payables and provisions	1,674	196	—	476	161	316	264	—	3,087
Non-current liabilities	8,065	1,885	—	29	19	50	514	326	10,888
of which trade and other payables, provisions and deferred tax liability	904	—	—	1	12	50	83	—	1,050
Non-controlling interest	26	—	—	—	—	—	—	—	26
Net assets attributable to equity holders of the parent	5,452	1,942	1,132	1,061	208	423	942	214	11,374
Company's share of net assets	3,271	971	566	531	104	212	314	117	6,086
Adjustments for differences in accounting policies and other	135	(40)	—	—	32	(36)	7	—	98
Carrying amount in the statements of financial position	3,406	931	566	531	136	176	321	117	6,184
Revenue	6,515	4,544	—	1,730	583	1,425	757	—	15,554
Depreciation and amortization	(452)	(76)	—	(38)	(30)	(24)	(61)	—	(681)
Interest income	69	—	—	4	3	1	5	—	82
Interest expense	(172)	(58)	—	(4)	(6)	(35)	(50)	—	(325)
Income tax benefit (expense)	97	—	—	(67)	(7)	(7)	(8)	—	8
Income (loss) from continuing operations	323	191	—	288	(72)	17	86	(1)	832
Other comprehensive income (loss)	(351)	(4)	—	—	(1)	1	—	—	(355)
Total comprehensive income (loss)	(28)	187	—	288	(73)	18	86	(1)	477
Cash dividends received by the Company	—	24	—	115	—	8	—	—	147
1.The country of incorporation corresponds to the country of operation.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2024;  voting interest was 48.01%
at December 31, 2024.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India (including infrastructure assets) and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
7.The joint venture was incorporated and had no operations in 2024. The initial carrying amount of 566 corresponds to a paid cash contribution of 120 and 446 liability
(including a non-current portion of 222 see note 9.2) corresponding to the net present value of future equity increases for which the Company has a present obligation.

	December 31, 2023
Joint Ventures	AMNS India	Calvert	VAMA	Tameh	Borçelik	Al Jubail	VdSA	Total
Place of incorporation and operation [1]	India	United States	China	Poland	Turkey	Saudi Arabia	Brazil
Principal Activity	Integrated flat steel producer [4,5]	Automotive steel finishing [6]	Automotive steel finishing	Energy production and supply	Manufacturing and sale of steel [2,3]	Production and sale of seamless line pipes and tubes	Renewable energy production and supply
Ownership and voting rights at December 31, 2023	60.00%	50.00%	50.00%	50.00%	50.00%	33.34%	55.00%
Current assets	3,653	1,798	853	389	559	935	93	8,280
of which cash, cash equivalents and restricted cash	926	83	201	46	12	297	3	1,568
Non-current assets	10,208	2,125	788	454	238	1,149	190	15,152
Current liabilities	1,617	1,017	557	462	329	542	7	4,531
of which trade and other payables and provisions	1,310	169	449	368	323	404	7	3,030
Non-current liabilities	6,763	1,103	51	37	39	633	—	8,626
of which trade and other payables and provisions	997	—	1	28	39	61	—	1,126
Non-controlling interest	27	—	—	—	—	—	—	27
Net assets attributable to equity holders of the parent	5,454	1,803	1,033	344	429	909	276	10,248
Company's share of net assets	3,272	902	517	172	215	303	151	5,532
Adjustments for differences in accounting policies and other	139	(6)	—	(20)	(40)	6	—	79
Carrying amount in the statements of financial position	3,411	896	517	152	175	309	151	5,611
Revenue	6,710	4,860	1,787	945	1,549	1,205	—	17,056
Depreciation and amortization	(446)	(70)	(36)	(37)	(25)	(69)	—	(683)
Interest income	54	—	2	2	1	—	—	59
Interest expense	(207)	(51)	(5)	(14)	(35)	(49)	—	(361)
Income tax benefit (expense)	(279)	—	(53)	(7)	(33)	21	—	(351)
Income (loss) from continuing operations	1,070	99	352	7	29	274	—	1,831
Other comprehensive income (loss)	(998)	(20)	—	(14)	(6)	—	—	(1,038)
Total comprehensive income (loss)	72	79	352	(7)	23	274	—	793
Cash dividends received by the Company	—	58	—	—	21	—	—	79
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2023;  voting interest was 48.01%
at December 31, 2023.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.

	December 31, 2022
Joint Ventures	AMNS India	Acciaierie d'Italia	Calvert	VAMA	Tameh	Borçelik	Al Jubail	Total
Place of incorporation and operation [1]	India	Italy	United States	China	Poland	Turkey	Saudi Arabia
Principal Activity	Integrated flat steel producer [4,5]	Integrated flat steel producer[6]	Automotive steel finishing [7]	Automotive steel finishing	Energy production and supply	Manufacturin g and sale of steel [2,3]	Production and sale of seamless line pipes and tubes
Ownership and voting rights at December 31, 2022	60.00%	62.00%	50.00%	50.00%	50.00%	50.00%	33.34%
Current assets	3,494	2,558	2,019	534	448	624	662	10,339
of which cash, cash equivalents and restricted cash	800	179	216	159	26	70	101	1,551
Non-current assets	9,680	2,765	1,764	761	436	254	1,137	16,797
Current liabilities	1,809	2,754	968	533	434	390	429	7,317
of which trade and other payables and provisions	1,567	1,844	203	388	390	333	265	4,990
Non-current liabilities	5,928	908	975	61	120	34	738	8,764
of which trade and other payables and provisions	602	153	—	—	27	34	29	845
Non-controlling interest	3	—	—	—	—	—	—	3
Net assets attributable to equity holders of the parent	5,434	1,661	1,840	701	330	454	632	11,052
Company's share of net assets	3,260	1,030	920	351	165	227	211	6,164
Adjustments for differences in accounting policies and other	144	146	(36)	—	—	(42)	(4)	208
Carrying amount in the statements of financial position	3,404	1,176	884	351	165	185	207	6,372
Revenue	7,287	4,525	4,969	1,495	1,080	1,868	918	22,142
Depreciation and amortization	(350)	(157)	(67)	(32)	(45)	(25)	(71)	(747)
Interest income	70	—	—	2	3	2	—	77
Interest expense	(162)	(34)	(36)	(5)	(16)	(22)	(43)	(318)
Income tax benefit (expense)	(273)	25	—	(37)	(13)	(55)	(8)	(361)
Income (loss) from continuing operations	323	106	102	249	57	90	29	956
Other comprehensive income (loss)	(139)	—	71	—	6	22	(1)	(41)
Total comprehensive income (loss)	184	106	173	249	63	112	28	915
Cash dividends received by the Company	—	—	65	—	13	52	—	130
1.The country of incorporation corresponds to the country of operation except for Tameh whose country of operation is also the Czech Republic.
2.Ownership interest in Borçelik was 45.33% and 50.00% based on issued shares and outstanding shares, respectively, at December 31, 2022; voting interest was 48.01%
at December 31, 2022.
3.Adjustment in Borçelik relates primarily to differences in accounting policies regarding revaluation of fixed assets.
4.Adjustments in AMNS India correspond primarily to transaction costs incurred to set up the joint venture and the fair value of the guarantee of the joint venture's debt (see note 9.4).
5.Includes AMNS Luxembourg, AMNS India and intermediate holding entities.
6.Includes Acciaierie d'Italia summarized statement of financial position as of December 31, 2022 adjusted for the fair value adjustments at divestment date.
7.Adjustments in Calvert primarily relate to differences in accounting policies regarding inventory valuation.
Associates	The following table summarizes the financial information and reconciles it to the carrying amount of each of the Company’s material associates, as well as the income statement of the Company’s material associates:

	December 31, 2024
Associates	Vallourec	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	September 30, 2024	June 30, 2024	September 30, 2024	September 30, 2024	December 31, 2024
Place of incorporation and operation[1]	France	Bermuda	Germany	Spain	Canada
Principal Activity	Tubular solutions[2]	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2024	27.89%	37.00%	33.43%	35.00%	25.23%
Current assets	3,035	4,317	2,228	3,043	757	13,380
Non-current assets	2,358	2,836	2,255	2,196	10,452	20,097
Current liabilities	1,694	3,183	639	1,641	993	8,150
Non-current liabilities	1,225	555	926	970	3,261	6,937
Non-controlling interests	81	375	126	458	—	1,040
Net assets attributable to equity holders of the parent	2,393	3,040	2,792	2,170	6,955	17,350
Company's share of net assets	667	1,125	934	760	1,755	5,241
Adjustments for differences in accounting policies and other	—	—	89	(23)	(1,481)	(1,415)
Other adjustments	247	1	(179)	—	—	69
Carrying amount in the statements of financial position	914	1,126	844	737	274	3,895
Revenue	3,228	3,128	2,519	5,629	569	15,073
Income / (loss) from continuing operations	328	17	156	256	(126)	631
Other comprehensive income	(196)	—	(1)	(21)	—	(218)
Total comprehensive income (loss)	132	17	155	235	(126)	413
Cash dividends received by the Company	—	9	22	30	—	61
1.The country of incorporation corresponds to the country of operation except for China Oriental, whose country of operation is China, and Vallourec, whose operations are global.
2.Adjustments in Vallourec relate to provisional fair value adjustments of property, plant and equipment and goodwill.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension. Other adjustment include the Company's impairment loss with respect to its investment in DHS Group.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2023
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland [6]	Total
Financial statements reporting date	June 30, 2023	September 30, 2023	September 30, 2023	December 31, 2023
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2023	37.00%	33.43%	35.00%	25.23%
Current assets	3,681	1,919	3,351	720	9,671
Non-current assets	3,124	2,430	2,086	10,572	18,212
Current liabilities	2,909	505	1,857	905	6,176
Non-current liabilities	395	994	940	3,335	5,664
Non-controlling interests	369	125	448	—	942
Net assets attributable to equity holders of the parent	3,132	2,725	2,192	7,052	15,101
Company's share of net assets	1,159	911	767	1,779	4,616
Adjustments for differences in accounting policies and other	—	134	(40)	(1,479)	(1,385)
Other adjustments[2]	48	(190)	20	—	(122)
Carrying amount in the statements of financial position	1,207	855	747	300	3,109
Revenue	3,183	2,800	5,874	536	12,393
Income / (loss) from continuing operations	40	184	222	(227)	219
Other comprehensive income	1	(1)	(25)	—	(25)
Total comprehensive income (loss)	41	183	197	(227)	194
Cash dividends received by the Company	5	43	35	—	83
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2023 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose translated with closing rates as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.

	December 31, 2022
Associates	China Oriental	DHS Group	Gonvarri Steel Industries	Baffinland[6]	Total
Financial statements reporting date	June 30, 2022	September 30, 2022	September 30, 2022	December 31, 2022
Place of incorporation and operation[1]	Bermuda	Germany	Spain	Canada
Principal Activity	Iron and steel manufacturing	Steel manufacturing [3]	Steel manufacturing [4]	Extraction of iron ore [5]
Ownership and voting rights at December 31, 2022	37.00%	33.43%	35.00%	25.23%
Current assets	5,081	1,827	3,400	758	11,066
Non-current assets	3,218	2,257	1,802	10,700	17,977
Current liabilities	4,134	640	2,067	770	7,611
Non-current liabilities	314	863	815	3,379	5,371
Non-controlling interests	348	115	416	—	879
Net assets attributable to equity holders of the parent	3,503	2,466	1,904	7,309	15,182
Company's share of net assets	1,296	824	666	1,844	4,630
Adjustments for differences in accounting policies and other	—	150	(43)	(1,488)	(1,381)
Other adjustments[2]	(56)	(183)	50	—	(189)
Carrying amount in the statements of financial position	1,240	791	673	356	3,060
Revenue	3,857	2,715	5,628	482	12,682
Income / (loss) from continuing operations	190	428	236	(136)	718
Other comprehensive income (loss)	4	18	62	—	84
Total comprehensive income (loss)	193	446	298	(136)	801
Cash dividends received by the Company	28	10	26	—	64
1.The country of incorporation corresponds to the country of operation except for China Oriental whose country of operation is China.
2.Other adjustments correspond to the difference between the carrying amount at December 31, 2022 and the net assets situation corresponding to the latest financial statements ArcelorMittal is permitted to disclose as of the reporting dates described in the table above.
3.The amount for DHS Group includes an adjustment to align the German GAAP financial information with the Company’s accounting policies and is mainly linked to property, plant and equipment, inventory and pension.
4.Adjustments in Gonvarri Steel Industries primarily relate to differences in accounting policies regarding revaluation of fixed assets.
5.Adjustments in Baffinland primarily relate to differences in accounting policies regarding revaluation of fixed assets and locally recognized goodwill. In September 2020, following a legal reorganization that was not a business combination for the Company, its share of provisional fair value remeasurement of 1.5 billion was not recognized in the carrying amount of Baffinland.
6.Following a legal reorganization in September 2020, the Company holds an indirect interest in Baffinland through Nunavut Iron Ore Inc.
Other Associates and Joint Ventures that are Not Individually Material	The following table summarizes the financial
information of all individually immaterial joint ventures and associates that are accounted for using the equity method:

	December 31, 2024			December 31, 2023
	Associates	Joint Ventures	Total	Associates	Joint Ventures	Total
Carrying amount of interests in associates and joint ventures	457	884	1,341	481	877	1,358
Share of:
Income from continuing operations	16	140	156	56	81	137
Other comprehensive income (loss)	3	12	15	4	(2)	2
Total comprehensive income (loss)	19	152	171	60	79	139

Other Investments	Other investments include the following:

	December 31,
	2024	2023
Erdemir	—	205
ArcelorMittal XCarb®	152	152
Stalprodukt S.A.	58	65
Others	89	91
Investments in equity instruments at FVOCI	299	513

Income (Loss) from Investments in Associates, Joint Ventures and Other Investments	Income (loss) from investments in associates, joint ventures and other investments consisted of the following:

	Year ended December 31,
	2024	2023	2022
Share in net earnings of equity-accounted companies	770	1,181	1,193
Impairment charges	—	(1,405)	—
Dividend income [1]	9	3	124
Total	779	(221)	1,317
1.Mainly 117 dividend income from Erdemir in 2022.